Right of Use Assets - Schedule of Information Related to Operating Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Right of Use Assets [Abstract]
Right-of-use assets, net	¥ 14,695		¥ 4,845		$ 2,101
Operating lease liabilities - current	3,641		4,098		521
Operating lease liabilities - non-current	10,399		700		1,487
Total operating lease liabilities	¥ 14,040		¥ 4,798		$ 2,008
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3 years 11 months 1 day		1 year 3 months		3 years 11 months 1 day
Weighted average discount rate (%)	4.70%		4.75%		4.70%
Operating lease right-of-use assets obtained in exchange for lease liabilities	¥ 16,442	$ 2,351
Operating lease expense
Amortization of right-of-use assets	6,592	943	7,312	7,052
Interest of lease liabilities	558	80	386	738
Total operating lease expense	¥ 7,150	$ 1,023	¥ 7,698	¥ 7,790